EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7%
	AEROSPACE & DEFENSE - 1.3%
9,038	Barnes Group, Inc.	$347,873

	APPAREL & TEXTILE PRODUCTS - 0.8%
3,165	Carter's, Inc.	216,486

	AUTOMOTIVE - 1.9%
4,847	Modine Manufacturing Company(a)	489,159

	BANKING - 14.3%
33,576	Columbia Banking System, Inc.	647,345
4,561	Comerica, Inc.	233,706
32,292	First Commonwealth Financial Corporation	436,265
40,644	FNB Corporation	559,668
35,954	KeyCorporation	516,659
3,813	OFG Bancorp	141,691
42,200	Old National Bancorp	721,198
11,907	Zions Bancorp NA	514,263
		3,770,795
	BIOTECH & PHARMA - 2.0%
16,112	Collegium Pharmaceutical, Inc.(a)	533,952

	CHEMICALS - 3.5%
12,111	Chemours Company (The)	300,595
10,452	FMC Corporation	637,049
		937,644
	COMMERCIAL SUPPORT SERVICES - 1.9%
10,299	ABM Industries, Inc.	486,834

	ELECTRICAL EQUIPMENT - 1.1%
7,041	Sensata Technologies Holding plc	290,934

	FOOD - 3.8%
28,223	Pilgrim's Pride Corporation(a)	1,014,052

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	HOME & OFFICE PRODUCTS - 1.6%
41,819	ACCO Brands Corporation	$212,859
2,295	Whirlpool Corporation	213,504
		426,363
	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,095	WESCO International, Inc.	196,542

	INSURANCE - 12.5%
38,390	CNO Financial Group, Inc.	1,101,409
15,131	Jackson Financial, Inc., Class A	1,150,108
32,269	Lincoln National Corporation	1,064,554
		3,316,071
	LEISURE FACILITIES & SERVICES - 10.7%
46,012	Bloomin' Brands, Inc.	1,003,062
15,525	Brinker International, Inc.(a)	1,096,530
42,500	Cinemark Holdings, Inc.(a)	733,975
		2,833,567
	MACHINERY - 2.4%
6,687	Astec Industries, Inc.	217,261
4,005	Kennametal, Inc.	103,129
5,157	Terex Corporation	307,717
		628,107
	MEDICAL EQUIPMENT & DEVICES - 4.1%
29,079	Inmode Ltd.(a)	556,281
16,718	Integra LifeSciences Holdings Corporation(a)	516,586
		1,072,867
	OIL & GAS PRODUCERS - 8.2%
17,593	CNX Resources Corporation(a)	462,696
33,768	Delek US Holdings, Inc.	859,733
4,308	HF Sinclair Corporation	237,931
71,026	Veren, Inc.	618,636
		2,178,996
	REITS - 2.5%
25,310	Highwoods Properties, Inc.	657,301

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	RETAIL - DISCRETIONARY - 4.0%
6,225	Advance Auto Parts, Inc.	$439,734
15,094	Urban Outfitters, Inc.(a)	629,571
		1,069,305
	SEMICONDUCTORS - 7.8%
1,609	Diodes, Inc.(a)	119,275
34,781	Photronics, Inc.(a)	951,260
12,796	Silicon Motion Technology Corporation - ADR	999,240
		2,069,775
	SOFTWARE - 1.9%
13,166	Open Text Corporation	385,106
2,100	Ziff Davis, Inc.(a)	120,981
		506,087
	STEEL - 3.0%
14,092	Commercial Metals Company	793,661

	TECHNOLOGY HARDWARE - 0.6%
3,956	Clearfield, Inc.(a)	151,357

	TOTAL COMMON STOCKS (Cost $18,602,432)	23,987,728

	TOTAL INVESTMENTS - 90.7% (Cost $18,602,432)	$23,987,728
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.3%	2,471,727
	NET ASSETS - 100.0%	$26,459,455

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REITS	- Real Estate Investment Trust

(a)	Non-income producing security.